Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
Aerospace & Defense — 3.2%
Hexcel Corp.(1)	406,164	$17,733,120
Huntington Ingalls Industries, Inc.	166,213	26,150,291
Textron, Inc.	278,161	12,589,567

		$56,472,978

Automobiles — 0.3%
General Motors Co.	103,049	$5,222,523

		$5,222,523

Banks — 10.3%
Bank of America Corp.(1)	1,143,482	$33,904,241
JPMorgan Chase & Co.	528,940	68,058,710
KeyCorp.	1,526,989	25,745,035
PNC Financial Services Group, Inc. (The)	132,328	18,991,715
Sterling Bancorp	338,122	6,241,732
Truist Financial Corp.	606,336	29,092,001

		$182,033,434

Beverages — 2.4%
Constellation Brands, Inc., Class A	106,237	$22,408,571
PepsiCo, Inc.	149,613	20,432,647

		$42,841,218

Biotechnology — 1.6%
AbbVie, Inc.	98,406	$10,084,647
Neurocrine Biosciences, Inc.(2)	166,623	18,286,874

		$28,371,521

Building Products — 1.5%
Johnson Controls International PLC	543,505	$27,077,419

		$27,077,419

Capital Markets — 4.2%
Charles Schwab Corp. (The)(1)	206,260	$10,630,640
Goldman Sachs Group, Inc. (The)(1)	113,204	30,697,529
Raymond James Financial, Inc.	183,850	18,372,131
S&P Global, Inc.	49,025	15,540,925

		$75,241,225

Communications Equipment — 1.8%
Cisco Systems, Inc.(1)	703,983	$31,383,562

		$31,383,562

Construction & Engineering — 0.0%
Abengoa S.A., Class A(2)(3)	571,132	$0
Abengoa S.A., Class B(2)(3)	5,905,644	0

		$0

Security	Shares	Value
Containers & Packaging — 2.0%
Ball Corp.	178,956	$15,751,707
Packaging Corp. of America	140,126	18,841,342

		$34,593,049

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	739,850	$40,506,787

		$40,506,787

Electric Utilities — 4.0%
Edison International	565,948	$32,915,536
NextEra Energy, Inc.	480,270	38,839,435

		$71,754,971

Electrical Equipment — 1.6%
Eaton Corp. PLC	242,310	$28,519,887

		$28,519,887

Entertainment — 2.8%
Walt Disney Co. (The)(2)	298,943	$50,273,244

		$50,273,244

Equity Real Estate Investment Trusts (REITs) — 4.3%
Cousins Properties, Inc.	438,439	$13,828,366
CubeSmart	423,209	14,744,602
EastGroup Properties, Inc.(1)	158,880	21,471,043
Mid-America Apartment Communities, Inc.	192,694	25,580,128

		$75,624,139

Food & Staples Retailing — 2.3%
Walmart, Inc.(1)	284,128	$39,917,143

		$39,917,143

Food Products — 2.3%
General Mills, Inc.	120,731	$7,014,471
Lamb Weston Holdings, Inc.	123,891	9,254,658
Mondelez International, Inc., Class A	446,738	24,767,155

		$41,036,284

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	181,772	$22,465,201
Medtronic PLC	421,275	46,900,546

		$69,365,747

Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	22,049	$7,355,105

		$7,355,105

Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.(1)	96,604	$9,352,233

		$9,352,233

Insurance — 5.0%
Allstate Corp. (The)	152,895	$16,387,286
American International Group, Inc.	529,726	19,832,942
Arch Capital Group, Ltd.(2)	709,366	22,281,186
Reinsurance Group of America, Inc.	113,823	11,957,106
Travelers Cos., Inc. (The)	140,361	19,131,204

		$89,589,724

Security	Shares	Value
Interactive Media & Services — 2.6%
Alphabet, Inc., Class C(2)	25,361	$46,556,202

		$46,556,202

IT Services — 4.7%
Cognizant Technology Solutions Corp., Class A	347,627	$27,097,525
Euronet Worldwide, Inc.(2)	188,832	23,596,447
Fidelity National Information Services, Inc.	259,516	32,039,845

		$82,733,817

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	40,789	$20,790,153
Waters Corp.(2)	38,250	10,123,628

		$30,913,781

Machinery — 4.0%
Caterpillar, Inc.	61,877	$11,313,591
Ingersoll Rand, Inc.(2)	298,038	12,469,910
Parker-Hannifin Corp.	68,343	18,084,241
Stanley Black & Decker, Inc.	163,087	28,293,963

		$70,161,705

Media — 1.1%
Fox Corp., Class A(1)	648,232	$20,211,874

		$20,211,874

Metals & Mining — 1.0%
Steel Dynamics, Inc.	515,904	$17,680,030

		$17,680,030

Multi-Utilities — 2.6%
CMS Energy Corp.	353,147	$20,087,001
Sempra Energy	215,506	26,671,023

		$46,758,024

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.(1)	335,655	$28,597,806
ConocoPhillips	263,638	10,553,429
EOG Resources, Inc.	456,367	23,256,462
Phillips 66	176,386	11,958,971

		$74,366,668

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	60,964	$14,427,131

		$14,427,131

Pharmaceuticals — 6.9%
Johnson & Johnson(1)	371,557	$60,612,094
Royalty Pharma PLC, Class A(1)	274,827	12,919,617
Sanofi	224,225	21,087,969
Zoetis, Inc.	181,489	27,994,678

		$122,614,358

Road & Rail — 0.6%
CSX Corp.	131,183	$11,249,598

		$11,249,598

Semiconductors & Semiconductor Equipment — 0.7%
QUALCOMM, Inc.	74,970	$11,716,312

		$11,716,312

Security	Shares	Value
Software — 0.6%
VMware, Inc., Class A(1)(2)	81,436	$11,225,953

		$11,225,953

Specialty Retail — 2.9%
Best Buy Co., Inc.	214,763	$23,370,510
Lowe’s Cos., Inc.	116,094	19,370,284
TJX Cos., Inc. (The)(1)	145,581	9,323,007

		$52,063,801

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.(1)	59,265	$7,820,610
HP, Inc.	264,165	6,429,776

		$14,250,386

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings, Ltd.(2)	411,935	$17,161,212
PVH Corp.	101,966	8,693,621
Ralph Lauren Corp.	80,341	8,118,458

		$33,973,291

Total Common Stocks (identified cost $1,327,768,105)		$1,667,435,124

Corporate Bonds & Notes — 19.9%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(4)(5)	$3,887	$4,377,734

		$4,377,734

Banks — 9.7%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(4)(5)(6)	$4,421	$4,826,163
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(5)(6)	2,101	2,314,251
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(4)(5)(6)	2,300	2,683,272
Barclays PLC, 6.125% to 12/15/25(4)(5)	5,000	5,425,139
Barclays PLC, 7.875% to 3/15/22(4)(5)(7)	6,393	6,725,877
Citigroup, Inc., 5.95% to 1/30/23(4)(5)	3,850	4,055,526
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)	12,050	12,912,900
Comerica, Inc., 5.625% to 7/1/25(4)(5)	5,553	6,122,184
Credit Suisse Group AG, 4.50% to 9/3/30(4)(5)(6)	5,626	5,583,805
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(6)	10,607	11,572,025
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)	5,827	6,322,295
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	3,835	3,897,319
HSBC Holdings PLC, 6.375% to 9/17/24(4)(5)	2,376	2,564,536
HSBC Holdings PLC, 6.875% to 6/1/21(4)(5)	8,429	8,567,151
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	5,549	6,543,714
ING Groep NV, 6.50% to 4/16/25(4)(5)	4,900	5,396,615
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(5)	12,014	13,132,873
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	11,145	12,417,982
Natwest Group PLC, 6.00% to 12/29/25(4)(5)	3,129	3,453,634
Natwest Group PLC, 8.00% to 8/10/25(4)(5)	8,348	9,819,085
Regions Financial Corp., Series D, 5.75% to 6/15/25(4)(5)	2,833	3,171,175
Societe Generale S.A., 5.375% to 11/18/30(4)(5)(6)	11,823	12,355,035

Security	Principal Amount (000’s omitted)	Value
Standard Chartered PLC, 4.75% to 1/14/31(4)(5)(6)	$4,440	$4,496,388
Standard Chartered PLC, 6.00% to 7/26/25(4)(5)(6)	5,938	6,465,294
SVB Financial Group, 4.10% to 2/15/31(4)(5)	2,774	2,825,874
Truist Financial Corp., Series P, 4.95% to 9/1/25(4)(5)	2,775	3,038,625
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	3,445	3,893,883
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	2,743	2,744,920

		$173,327,540

Capital Markets — 2.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$5,450	$5,541,969
Charles Schwab Corp. (The), Series H, 4.00% to 12/1/30(4)(5)	6,982	7,226,370
Morgan Stanley, Series J, 4.051% to 4/15/21(4)(5)	11,100	11,106,102
UBS Group AG, 6.875% to 8/7/25(4)(5)(7)	13,656	15,414,210

		$39,288,651

Diversified Financial Services — 0.6%
Discover Financial Services, Series D, 6.125% to 6/23/25(4)(5)	$4,538	$5,127,350
Textron Financial Corp., 1.956%, (3 mo. USD LIBOR + 1.735%), 2/15/67(6)(8)	3,129	2,511,022
Unifin Financiera SAB de CV, 7.375%, 2/12/26(6)	2,410	2,253,350

		$9,891,722

Electric Utilities — 1.9%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	$5,475	$6,401,616
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(4)	6,305	7,465,149
Sempra Energy, 4.875% to 10/15/25(4)(5)	10,520	11,358,444
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(5)	3,225	3,298,039
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)	4,320	4,469,811

		$32,993,059

Food Products — 1.0%
Land O’ Lakes, Inc., 8.00%(5)(6)	$17,300	$18,251,500

		$18,251,500

Gas Utilities — 0.5%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$9,015	$9,296,719

		$9,296,719

Insurance — 0.4%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(5)(6)	$7,054	$7,688,155

		$7,688,155

Multi-Utilities — 1.0%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$11,713	$12,313,186
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	4,430	4,860,696

		$17,173,882

Oil, Gas & Consumable Fuels — 2.1%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(5)	$11,560	$9,840,450
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	17,965	9,925,662
Gran Tierra Energy, Inc., 7.75%, 5/23/27(6)	6,670	4,652,392
Odebrecht Oil & Gas Finance, Ltd., 0.00%(5)(6)	1	5
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	14,630	12,176,549

		$36,595,058

Security	Principal Amount (000’s omitted)	Value
Pipelines — 0.3%
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(4)(5)	$6,395	$5,491,706

		$5,491,706

Total Corporate Bonds & Notes (identified cost $343,538,120)		$354,375,726

Exchange-Traded Funds — 2.3%

Security	Shares	Value
Equity Funds — 2.3%
First Trust Preferred Securities and Income ETF	934,337	$18,761,487
iShares Preferred & Income Securities ETF	580,806	21,983,507

Total Exchange-Traded Funds (identified cost $39,410,906)		$40,744,994

Preferred Stocks — 8.8%

Security	Shares	Value
Banks — 2.7%
AgriBank FCB, 6.875% to 1/1/24(4)	92,513	$10,095,481
Bank of America Corp., Series PP, 4.125%	176,542	4,413,550
CoBank ACB, Series F, 6.25% to 10/1/22(4)	78,033	8,330,023
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	13,800	1,507,650
Huntington Bancshares, Inc., Series D, 6.25%	165,750	4,208,393
Signature Bank, Series A, 5.00%	223,000	5,673,120
Texas Capital Bancshares, Inc., 6.50%	70,974	1,800,610
Wells Fargo & Co., Series AA, 4.70%	66,110	1,665,972
Wells Fargo & Co., Series L, 7.50% (Convertible)	3,679	5,312,476
Wells Fargo & Co., Series Z, 4.75%	220,370	5,513,657

		$48,520,932

Capital Markets — 0.2%
Affiliated Managers Group, Inc., 4.75%	102,850	$2,692,613

		$2,692,613

Electric Utilities — 0.9%
SCE Trust III, Series H, 5.75% to 3/15/24(4)	170,251	$4,140,504
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	44,455	1,075,811
SCE Trust V, Series L, 5.45% to 3/15/26(4)	130,020	3,319,411
Southern Co. (The), 4.95%	258,000	6,733,800

		$15,269,526

Equity Real Estate Investment Trusts (REITs) — 0.4%
SITE Centers Corp., Series A, 6.375%	250,625	$6,290,687
SITE Centers Corp., Series K, 6.25%	41,325	1,038,911

		$7,329,598

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(6)	94,450	$9,445,000
Ocean Spray Cranberries, Inc., Series A, 6.25%(6)	57,835	5,089,480

		$14,534,480

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(4)	120,475	$3,357,939

		$3,357,939

Insurance — 1.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	350,765	$9,382,964
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(4)	444,000	12,218,880

		$21,601,844

Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	733,275	$12,590,332

		$12,590,332

Pipelines — 0.4%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(4)	210,000	$4,389,000
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	108,840	2,396,657

		$6,785,657

Real Estate Management & Development — 1.1%
Brookfield Property Partners, L.P., Series A, 5.75%	407,092	$9,464,889
Brookfield Property Partners, L.P., Series A-1, 6.50%	185,075	4,576,904
Brookfield Property Partners, L.P., Series A2, 6.375%	242,352	5,872,189

		$19,913,982

Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	176,000	$4,429,920

		$4,429,920

Total Preferred Stocks (identified cost $160,286,727)		$157,026,823

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	2,018,645	$2,018,645

Total Short-Term Investments (identified cost $2,018,645)		$2,018,645

Total Investments(10) — 125.0% (identified cost $1,873,022,503)		$2,221,601,312

Other Assets, Less Liabilities — (25.0)%		$(444,397,337)

Net Assets — 100.0%		$1,777,203,975

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at January 31, 2021 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2021 was $195,599,823 and the total market value of the collateral received by the Fund was $205,167,914, comprised of cash.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $108,017,082 or 6.1% of the Fund’s net assets.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $22,140,087 or 1.2% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	87.4%	$1,942,174,452
United Kingdom	3.5	76,752,022
Ireland	1.5	34,061,856
France	1.5	33,443,004
Switzerland	1.5	32,570,040
Bermuda	1.0	22,281,186
Canada	0.7	14,411,947
Mexico	0.5	12,077,036
Australia	0.4	7,688,155
Netherlands	0.2	5,396,615
Brazil	0.0 (1)	5
Spain	0.0	—
Exchange-Traded Funds	1.8	40,744,994

Total Investments	100.0%	$2,221,601,312

(1)	Amount is less than 0.05%.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at January 31, 2021.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $2,018,645, which represents 0.11% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$24,994,027	$77,430,123	$(100,405,505)	$—	$—	$2,018,645	$3,353	2,018,645

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$157,548,107	$—		$—	$157,548,107
Consumer Discretionary	100,611,848	—		—	100,611,848
Consumer Staples	138,221,776	—		—	138,221,776
Energy	74,366,668	—		—	74,366,668
Financials	346,864,383	—		—	346,864,383
Health Care	237,532,543	21,087,969		—	258,620,512
Industrials	193,481,587	—		0	193,481,587
Information Technology	151,310,030	—		—	151,310,030
Materials	52,273,079	—		—	52,273,079
Real Estate	75,624,139	—		—	75,624,139
Utilities	118,512,995	—		—	118,512,995
Total Common Stocks	$1,646,347,155	$21,087,969	**	$0	$1,667,435,124
Corporate Bonds & Notes	$—	$354,375,726		$—	$354,375,726
Exchange-Traded Funds	40,744,994	—		—	40,744,994
Preferred Stocks
Communication Services	4,429,920	—		—	4,429,920
Consumer Staples	—	14,534,480		—	14,534,480
Energy	19,375,989	—		—	19,375,989
Financials	52,882,235	19,933,154		—	72,815,389
Real Estate	27,243,580	—		—	27,243,580
Utilities	15,269,526	3,357,939		—	18,627,465
Total Preferred Stocks	$119,201,250	$37,825,573		$—	$157,026,823
Short-Term Investments	$—	$2,018,645		$—	$2,018,645
Total Investments	$1,806,293,399	$415,307,913		$0	$2,221,601,312

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.